INCOME TAX	12 Months Ended
Dec. 31, 2023
INCOME TAX
INCOME TAX

20   INCOME TAX

GDS Holdings was registered as a Hong Kong SAR tax resident in 2021 and subject to the Hong Kong SAR Profits Tax rate of 16.5% in 2021, 2022 and 2023.

Three PRC entities are entitled to PRC Corporate Income Tax (“CIT”) rate of 15% in those years that being recognized as “High and New Technology Enterprise” as long as the relevant requirements are satisfied. Certain PRC entities satisfying the criteria of “Small and Micro Businesses” enjoy lower income tax rates. All the other PRC subsidiaries and consolidated VIEs of the Company are subject to CIT rate of 25%.

The Company’s Hong Kong SAR subsidiaries are subject to the Hong Kong SAR Profits Tax rate of 16.5%. A two-tiered Profits Tax rates regime was introduced since year 2018 where the first HK$2 million of assessable profits earned will be taxed at half the current tax rate (8.25%) whilst the remaining profits will continue to be taxed at 16.5%. There is an anti-fragmentation measure where each group will have to nominate only one entity in the group to benefit from the progressive rates.

The Company’s Singapore subsidiaries are subject to the Singapore CIT rate of 17%, except for one Singapore entity which was granted the Development and Expansion Incentive under the International Headquarters Award making it enjoy a concessionary CIT rate of 10% from March 1, 2022 to February 28, 2027 for its qualifying activities.

The Company’s Malaysia, Indonesia and Macau SAR subsidiaries are subject to the Malaysia CIT rate of 24%, Indonesia CIT rate of  22% and Macau SAR CIT rate of 12%, respectively in 2021, 2022 and 2023. Certain Malaysia subsidiaries are subject to partial income tax exemptions if certain conditions are met.

The operating results before income tax and the provision for income taxes by tax jurisdictions for the years ended December 31, 2021, 2022 and 2023 are as follows:

	Years ended December 31,
	2021	2022	2023
Loss before income taxes:
PRC	287,250	144,885	3,094,795
Other jurisdictions	661,502	844,998	1,205,375

Total loss before income taxes	948,752	989,883	4,300,170

Current tax expenses:
PRC	290,924	375,388	279,646
Other jurisdictions	—	—	1,508
Total current tax expenses	290,924	375,388	281,154

Deferred tax benefits:
PRC	(48,463)	(99,153)	(295,931)
Other jurisdictions	—	—	—
Total deferred tax benefits	(48,463)	(99,153)	(295,931)

Total income taxes expenses (benefits)	242,461	276,235	(14,777)

Reconciliations of the differences between the PRC statutory income tax rate and the Company’s effective income tax rate are as follows:

	Years ended December 31,
	2021	2022	2023

PRC enterprise income tax rate	25.0%	25.0%	25.0%
Non-PRC resident enterprises not subject to income tax	0.0%	(1.4)%	(0.4)%
Tax differential for entities in non-PRC jurisdiction	(0.2)%	(1.0)%	(0.6)%
Preferential tax rate	0.6%	0.7%	0.2%
Tax effect of current year permanent differences	(5.4)%	(3.7)%	(0.8)%
Expiration of unused net operating losses	(1.5)%	(1.6)%	(1.1)%
Non-taxable income and non-deductible expenses	(14.4)%	(14.1)%	(4.8)%
Gain from purchase price adjustment	0.2%	5.2%	0.0%
Change in valuation allowance	(31.0)%	(34.0)%	(18.2)%
Return to provision adjustment	1.1%	(3.0)%	1.0%
	(25.6)%	(27.9)%	0.3%

The components of deferred tax assets and liabilities are as follows:

	As of December 31,
	2022	2023
Deferred tax assets:
Allowance for credit losses	4,209	9,585
Impairment of long-lived assets	—	753,354
Government subsidy	7,685	7,877
Accrued expenses	54,223	64,709
Asset retirement obligation	27,696	26,165
Operating lease liabilities	411,972	368,061
Finance lease and other financing obligations	1,587,137	1,475,504
Net operating losses carry forwards	993,062	1,222,832
Other non-current assets	40,644	27,714
Other non-current liabilities	19,101	12,621

Total gross deferred tax assets	3,145,729	3,968,422
Valuation allowance on deferred tax assets	(1,131,256)	(1,914,950)

Deferred tax assets, net of valuation allowance	2,014,473	2,053,472

Deferred tax liabilities:
Accounts receivable	—	(65,008)
Property and equipment	(1,811,897)	(1,690,369)
Intangible assets	(260,519)	(189,210)
Prepaid land use rights	(1,491)	(1,451)
Operating lease right-of-use assets	(1,101,324)	(1,080,936)
Other current assets	(20,619)	(19,135)

Total deferred tax liabilities	(3,195,850)	(3,046,109)

Net deferred tax liabilities	(1,181,377)	(992,637)

Analysis as:
Deferred tax assets	228,999	289,847
Deferred tax liabilities	(1,410,376)	(1,282,484)

Net deferred tax liabilities	(1,181,377)	(992,637)

The following table presents the movement of the valuation allowance for the deferred tax assets:

	Years ended December 31,
	2021	2022	2023

Balance at the beginning of the year	328,821	775,528	1,131,256
Increase during the year	446,707	355,728	783,694

Balance at the end of the year	775,528	1,131,256	1,914,950

As of December 31, 2023, the Company’s net deferred tax assets and valuation allowance were RMB289,847 and RMB1,914,950, respectively. The deferred tax assets for net operating losses carry forwards and related valuation allowance were RMB1,222,832 and RMB1,052,151, respectively as of December 31, 2023. This valuation allowance was related to the deferred tax assets of certain subsidiaries and consolidated VIEs of the Company. These entities were in a cumulative loss position with net operating losses carry forwards which are subject to expiration. The Company evaluated the realizability of deferred tax assets associated with the Company’s net operating losses carry forwards to determine whether there was more than a 50% likelihood that these deferred tax assets would be realized, based on the Company’s expectations of future taxable income and timing of net operating losses carry forwards expirations. The ultimate realization of deferred income tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible or utilized. The Company considers the scheduled reversal of deferred income tax liabilities, projected future taxable income and tax planning strategies in making this assessment.

The net operating losses carry forwards of the Company’s PRC subsidiaries and consolidated VIEs amounted to RMB4,445,250 as of December 31, 2023, of which RMB230,439, RMB558,900, RMB1,134,804, RMB1,381,169 and RMB1,139,938 will expire if unused by December 31, 2024, 2025, 2026, 2027 and 2028, respectively.

Uncertainties exist with respect to how the current income tax law in the PRC applies to the Company’s overall operations, and more specifically, with regard to tax residency status. The 2008 Enterprise Income Tax Law (the “EIT Law”) includes a provision specifying that legal entities organized outside the PRC are considered residents for Chinese income tax purposes if the place of effective management or control is within the PRC. The implementation rules to the EIT Law provide that non-resident legal entities are considered PRC residents if substantial and overall management and control over the manufacturing and business operations, personnel, accounting, properties, etc., occurs within the PRC. Despite the present uncertainties resulting from the limited PRC tax guidance on the issue, the Company does not believe that the legal entities organized outside the PRC should be treated as residents for EIT Law purposes. If the PRC tax authorities subsequently determine that GDS Holdings and its subsidiaries registered outside the PRC are deemed resident enterprises, GDS Holdings and its subsidiaries registered outside the PRC will be subject to the PRC income tax at a rate of 25%.

If the Company were to be non-resident for PRC tax purposes, dividends paid to it from profits earned by the PRC subsidiaries after January 1, 2008 would be subject to a withholding tax. The EIT Law and its relevant regulations impose a withholding tax at 10%, unless reduced by a tax treaty or agreement, for dividends distributed by a PRC-resident enterprise to its non-PRC-resident corporate investor for earnings generated beginning on January 1, 2008. Undistributed earnings generated prior to January 1, 2008 are exempt from such withholding tax. The Company has not recognized any deferred tax liability for the undistributed earnings of the PRC-resident enterprise as of December 31, 2022 and 2023, as the Company plans to permanently reinvest these earnings in the PRC. Each of the PRC subsidiaries does not have a plan to pay dividends in the foreseeable future and intends to retain any future earnings for use in the operation and expansion of its business in the PRC. As of December 31, 2023, the total amount of undistributed earnings from the PRC subsidiaries and the VIEs for which no withholding tax has been accrued and the unrecognized deferred tax liabilities were RMB2,324,522 and RMB354,855, respectively.